STOCKHOLDERS EQUITY (DEFICIT) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Registered Warrant
Number of options outstanding, beginning	2,975,497	2,975,497
Number of options issued	0	3,174,000
Number of options exercised		198,503
Number of options expired	0	0
Number of options outstanding, ending	2,975,497	2,975,497
Weighted average exercise price outstanding, beginning	$ 5.50	$ 0
Weighted average exercise price issued	0	5.50
Weighted average exercise price expired	0	0
Weighted average exercise price cancelled	0	0
Weighted average exercise price exercised	0	5.50
Weighted average exercise price outstanding, ending	$ 5.50	$ 5.50
Unregistered Warrant [Member]
Number of options outstanding, beginning	2,553,635	2,502,291
Number of options issued		226,426
Number of options exercised		139,099
Number of options expired	951,437	35,983
Number of options outstanding, ending	1,602,198	2,553,635
Weighted average exercise price issued	$ 0	$ 5.64
Weighted average exercise price expired	7.10	6.52
Weighted average exercise price cancelled	0	0
Weighted average exercise price exercised	0	6.41
Weighted average exercise price outstanding, beginning	7.57	7.67
Weighted average exercise price outstanding, ending	$ 7.85	$ 7.57
Unregistered Warrant [Member] | 5.00-5.99
Number of options outstanding, ending	220,800
Unregistered Warrant [Member] | 12.00-12.99
Number of options outstanding, ending	35,813
2019 Stock Incentive Plan
Number of options outstanding, beginning	1,721,074	606,250
Number of options issued	736,083	1,152,324
Number of options cancelled	767,250	37,500
Number of options outstanding, ending	1,689,907	1,721,074
Weighted average exercise price outstanding, beginning	$ 7.38	$ 9.67
Weighted average exercise price issued	3.73	6.32
Weighted average exercise price cancelled	6.81	11.84
Weighted average exercise price outstanding, ending	$ 6.05	$ 7.38
Number of options forfeited	(767,250)	(37,500)
2019 Stock Incentive Plan | 4.00-4.99
Number of options outstanding, beginning		53,324
Number of options outstanding, ending	53,324
2019 Stock Incentive Plan | 5.00-5.99
Number of options outstanding, beginning		710,500
Number of options outstanding, ending	710,500
2019 Stock Incentive Plan | 8.00-8.99
Number of options outstanding, beginning		6,250
Number of options outstanding, ending	6,250
2019 Stock Incentive Plan | 11.00-11.99
Number of options outstanding, beginning		162,500
Number of options outstanding, ending	162,500
2019 Stock Incentive Plan | 12.00-12.99
Number of options outstanding, beginning		168,750
Number of options outstanding, ending	168,750